CAPITAL	12 Months Ended
Dec. 31, 2011
Banking and Thrift [Abstract]
CAPITAL
Capital

Risk-Based Capital. First Financial and its subsidiary, First Financial Bank, are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet minimum capital requirements can initiate regulatory action.

Quantitative measures established by regulation to ensure capital adequacy require First Financial to maintain minimum amounts and ratios (as defined in the regulations and set forth in the table below) of Total and Tier 1 capital to risk-weighted assets and to average assets, respectively. Management believes that, as of December 31, 2011, First Financial meets all capital adequacy requirements to which it is subject. At December 31, 2011 and 2010, regulatory notifications categorized First Financial as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, First Financial must maintain minimum Total risk-based capital, Tier 1 risk-based capital, and Tier 1 leverage ratios as set forth in the table below. There have been no conditions or events since those notifications that management believes has changed the Company's category.

First Financial's Tier 1 capital is comprised of total shareholders' equity and prior to June 30, 2011 included junior subordinated debentures, less unrealized gains and losses on investment securities available-for-sale accounted for under FASB ASC Topic 320, Investments-Debt and Equity Securities, and any amounts resulting from the application of FASB ASC Topic 715, Compensation-Retirement Benefits, that is recorded within accumulated other comprehensive income (loss), intangible assets, and any valuation related to mortgage servicing rights. Total risk-based capital consists of Tier 1 capital plus the qualifying allowance for loan and lease losses and gross unrealized gains on equity securities.

For purposes of calculating the leverage ratio, average assets represents quarterly average assets less assets ineligible for total risk-based capital including all or portions of intangibles, mortgage servicing assets and allowance for loan and lease losses.

Actual and required capital amounts and ratios at year-end are presented in the table that follows.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2011
Total capital to risk-weighted assets
Consolidated	$683,255	18.74%	$291,632	8.00%	N/A	N/A
First Financial Bank	578,042	15.89%	290,992	8.00%	$363,740	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	636,836	17.47%	145,816	4.00%	N/A	N/A
First Financial Bank	524,363	14.42%	145,496	4.00%	218,244	6.00%

Tier 1 capital to average assets
Consolidated	636,836	9.87%	258,122	4.00%	N/A	N/A
First Financial Bank	524,363	8.13%	258,035	4.00%	322,543	5.00%

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2010
Total capital to risk-weighted assets
Consolidated	$727,252	19.72%	$294,978	8.00%	N/A	N/A
First Financial Bank	600,911	16.36%	293,930	8.00%	$367,412	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	680,145	18.45%	147,489	4.00%	N/A	N/A
First Financial Bank	546,726	14.88%	146,965	4.00%	220,447	6.00%

Tier 1 capital to average assets
Consolidated	680,145	10.89%	248,847	4.00%	N/A	N/A
First Financial Bank	546,726	8.75%	248,437	4.00%	310,546	5.00%

Shelf Registrations. On February 2, 2010, First Financial completed a public offering of 6,400,000 shares of its common stock adding $91.2 million of additional common equity after offering related costs. This public offering completed the issuance of common shares available to be offered pursuant to a prospectus supplement and base prospectus filed as part of an existing shelf registration statement, filed with the Securities and Exchange Commission (SEC) on Form S-3.

On April 28, 2011, First Financial filed a shelf registration on Form S-3 with the SEC. This shelf registration allows First Financial to raise capital from time to time through the sale of various types of securities, subject to approval by the Company's board of directors.

Capital Purchase Program. In December 2008, First Financial completed the sale of $80.0 million in perpetual preferred securities to the U.S. Department of the Treasury (Treasury) under its Capital Purchase Program (CPP), as a component of its Troubled Asset Relief Program (TARP). The preferred shares paid a cumulative dividend of 5.00% per year for the first 5 years and reset to a rate of 9.00% per year thereafter. The dividends were payable quarterly in arrears. The preferred shares were non-voting, other than class voting rights on certain matters that could adversely affect the Senior Preferred Shares. They were also callable by First Financial at the par value of $1,000 per share, subject to consultation with First Financial’s primary regulator, the Office of the Comptroller of the Currency and with the approval of the Treasury. The Treasury could also transfer the Senior Preferred Shares to a third party at any time.

In conjunction with the purchase of the preferred shares, the Treasury received a warrant to purchase 930,233 common shares. The warrant has a term of 10 years. The Treasury agreed not to exercise voting power with respect to the common shares that it would acquire upon exercise of the warrant. As a result of the Company’s common equity raised during the second quarter of 2009, the number of common shares eligible for purchase under the warrant was reduced by 50% to 465,117 shares. On February 24, 2010, First Financial redeemed all of the $80.0 million of senior preferred shares issued to the Treasury in December 2008 under the CPP. First Financial did not repurchase the warrant at that time. In June 2010, Treasury conducted an auction of the warrant in which the warrant was sold in a public offering at a price of $6.70 per warrant. This transaction represented the final step in the redemption process and the Treasury no longer owns any securities issued by First Financial.